Revenue (Tables)	12 Months Ended
Mar. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

For the years ended March 31, 2024, 2023 and 2022, all of the Group’s revenues were generated in the PRC. Additionally, all of the revenues for the periods were recognized from contracts with customers. Revenue consisted of the following categories:

	For the years ended March 31,
	2024	2023	2022
Online VIP membership revenue(1)	$1,596,200	$8,030,991	$17,986,028
Online SVIP membership revenue(1)	379,655	2,157,514	4,297,915
Technical services revenue(2)	23,201	1,135,239	766,676
Total	$1,999,056	$11,323,744	$23,050,619

(1)	The Group’s Online VIP membership revenue and Online SVIP membership revenue are principally derived from the rendering of vocational education services, as principal, to the online VIP and SVIP members(“members”) through an online education platform. The online education services currently comprise of two aspects: online vocational training and virtual simulation experimental training. Students that sign up for the online vocational training can log into the platform and access pre-recorded courses in the areas of their professional development. Virtual simulation technology training offers college students the opportunity to conduct experiments in a virtual environment as part of their curricula. For VIP members who have access to all platforms except virtual simulation experimental training, the Group charges a flat annual fee per member. For SVIP members who have access to all platforms including virtual simulation experimental training, the Group charges a flat fee per member as well. The Company would then recognize the service revenue over the membership term for each customer member.

(2)	The Group also generates revenue as a principal from technology services including courseware development as well as comprehensive cloud services for private companies, academic institutions and government agencies in PRC, which is recognized proportionally over the service period.

Schedule of contract balances

	As of March 31,
	2024	2023
Deferred revenue-current	$111,630	$1,357,236
Deferred revenue-non-current	—	3,430
Total	$111,630	$1,360,666

	For the years ended March 31,
	2024	2023
Revenue recognized from deferred revenue balance	$1,357,236	$6,825,412